Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 7,274,807	$ 5,954,661	$ 7,382,079	$ 5,662,190	$ 5,662,190
OCI			(121,716)		(90,838)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations			9,270		48,288
OCI, net of tax	(61,412)	(34,241)	(112,446)	(25,250)	(42,550)
OCI attributable to the non-controlling interests			753		(249)
Net current period OCI attributable to shareholders of AQN			(111,693)		(42,799)
Amounts reclassified from AOCI to non-controlling interest					(6,371)
Ending Balance	7,031,067	6,649,047	7,031,067	6,649,047	7,382,079
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(123,398)	(20,272)	(71,677)	(22,507)	(22,507)
OCI, net of tax	(59,972)	(35,785)	(111,693)	(27,179)
Ending Balance	(183,370)	$ (56,057)	(183,370)	(56,057)	(71,677)
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(76,615)	(39,725)	(39,725)
OCI			(39,864)		(25,982)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations			(731)		(4,288)
OCI, net of tax			(40,595)		(30,270)
OCI attributable to the non-controlling interests			753		(249)
Net current period OCI attributable to shareholders of AQN			(39,842)		(30,519)
Amounts reclassified from AOCI to non-controlling interest					(6,371)
Ending Balance	(116,457)		(116,457)		(76,615)
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(3,514)	50,817	50,817
OCI			(81,852)		(97,103)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations			10,087		42,772
OCI, net of tax			(71,765)		(54,331)
OCI attributable to the non-controlling interests			0		0
Net current period OCI attributable to shareholders of AQN			(71,765)		(54,331)
Amounts reclassified from AOCI to non-controlling interest					0
Ending Balance	(75,279)		(75,279)		(3,514)
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			8,452	$ (33,599)	(33,599)
OCI			0		32,247
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations			(86)		9,804
OCI, net of tax			(86)		42,051
OCI attributable to the non-controlling interests			0		0
Net current period OCI attributable to shareholders of AQN			(86)		42,051
Amounts reclassified from AOCI to non-controlling interest					0
Ending Balance	$ 8,366		$ 8,366		$ 8,452